TRANSACTIONS WITH RELATED PARTIES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position
Direct loans	S/ 1,657,206	S/ 2,594,712
Investments	935,286	775,397
Deposits	(751,990)	(425,938)
Derivatives at fair value	4,984	890
Statement of income
Interest income related to loans	28,477	28,384
Interest expenses related to deposits	(10,377)	(9,573)
Other income	9,698	8,088
Off-balance sheet
Indirect loans	S/ 373,865	S/ 325,427